Information by business segment and by geographic area - Adjusted EBITDA reconciled to net income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information by business segment and by geographic area
Net income (loss) from continuing operations attributable to Vale's stockholders	$ (1,683)	$ 6,952	$ 6,313
Net income (loss) attributable to noncontrolling interests	(497)	36	21
Net income (loss) from continuing operations	(2,180)	6,988	6,334
Loss from discontinued operations attributable to Vale's stockholders		(92)	(806)
Loss attributable to noncontrolling interests			(7)
Loss from discontinued operations		(92)	(813)
Depreciation, depletion and amortization	3,726	3,351	3,708
Income taxes	(595)	(172)	1,495
Financial results, net	3,413	4,957	3,019
Equity results and other results in associates and joint ventures	681	182	82
Dividends received and interest from associates and joint ventures (i)	466	388	406
Impairment and disposal of non-current assets	5,074	899	294
Adjusted EBITDA from continuing operations	10,585	16,593	15,338
Adjusted EBITDA from discontinuing operations	$ 10,585	16,590	15,342
Discontinued operations
Information by business segment and by geographic area
Loss from discontinued operations attributable to Vale's stockholders		(92)	(806)
Loss attributable to noncontrolling interests			(7)
Loss from discontinued operations		(92)	(813)
Depreciation, depletion and amortization			1
Income taxes		(40)	(102)
Financial results, net		5	28
Equity results and other results in associates and joint ventures			2
Dividends received and interest from associates and joint ventures (i)			3
Impairment of non-current assets		124	885
Adjusted EBITDA from discontinuing operations		$ (3)	$ 4